SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 101,645	$ 107,256
MOROCCO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	82,391	86,485
BURKINA FASO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	8,269	8,913
MALI
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,508	6,991
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,016	4,396
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 461	$ 471